PRINCIPAL ACCOUNTING POLICIES - Share incentive plans (Details) - shares	1 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based compensation disclosures
Number of option outstanding under share incentive plans (in shares)		4,710,758	5,532,515	5,005,461	4,972,178
Number of options granted under share incentive plan		631,166	937,002	625,006
Ctrip 2005 Option Plan
Share-based compensation disclosures
Number of option outstanding under share incentive plans (in shares)		0	107,572
Ctrip 2007 Incentive Plan
Share-based compensation disclosures
Number of option outstanding under share incentive plans (in shares)		4,367,099	5,424,943
Ctrip 2007 Incentive Plan | Outstanding weighted average stock options | Employees
Share-based compensation disclosures
Vesting period		4 years
Number of options granted under share incentive plan		138,061	937,002
Ctrip 2007 Incentive Plan | Restricted stock units (RSUs)
Share-based compensation disclosures
Requisite service period		4 years
Restriction period		4 years
Restricted stock units outstanding (in shares)		1,095,722	1,462,239
Global Incentive Plan | Outstanding weighted average stock options | Employees
Share-based compensation disclosures
Number of option outstanding under share incentive plans (in shares)		343,659
Number of options granted under share incentive plan	493,105
Requisite service period	4 years